3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Uninsured deposits	$ 526,752		$ 526,752
Allowance for accounts receivable	0		0		$ 40,000	$ 60,000
Reserve for impaired inventory	0		0		28,000	35,000
Research and development expense	447,165	$ 184,024	938,303	$ 391,014	1,257,872	$ 570,514
Money market accounts	$ 651,722		$ 651,722		$ 1,901,278
Minimum
Estimated useful lives of assets			2 years
Maximum
Estimated useful lives of assets			10 years
Leasehold Improvements
Estimated useful lives of assets			5 years